Fair value measurements (Details)	6 Months Ended
	Jun. 30, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0
Transfer from Level 2 to 1 of financial assets	0
Transfer from Level 1 to 2 of financial liabilities	0
Transfer from Level 2 to 1 of financial liabilities	0
Transfers Into Level 3 of financial assets	0
Transfers Out of Level 3 of financial assets	0
Transfers Into Level 3 of financial liabilities	0
Transfers Out of Level 3 of financial liabilities	0
Recurring Basis
Fair value measurements
Financial assets, at fair value	154,800,000	$ 691,300,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	142,900,000	679,200,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	7,900,000	12,100,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	4,000,000
Cash and cash equivalents | Recurring Basis
Fair value measurements
Financial assets, at fair value		511,100,000
Cash and cash equivalents | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value		511,100,000
Receivables from provisional gold equivalents sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	7,100,000	11,300,000
Receivables from provisional gold equivalents sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 7,100,000	11,300,000
Equity investments
Fair value measurements
Number of investments with no quoted market price in an active market | item	1
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	$ 146,900,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	142,900,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	4,000,000
Available-for-sale | Recurring Basis
Fair value measurements
Financial assets, at fair value		168,100,000
Available-for-sale | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value		168,100,000
Warrants | Recurring Basis
Fair value measurements
Financial assets, at fair value	800,000	800,000
Warrants | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 800,000	$ 800,000